Balances and Transactions With Related Parties and Key Officers (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of balances of related parties
Other Payables
Parent Company (1):

As of December 31, 2020	138
As of December 31, 2021	144

Directors:

As of December 31, 2020	86
As of December 31, 2021	96

Schedule of transactions with related parties
2.       Transactions with related parties:

Rental fee:

	Year ended December 31
	2021	2020	2019

Parent Company	469	446	415
Sister Company	-	-	(59)

Professional fee:

	Year ended December 31
	2021	2020	2019

Directors	375	272	249
Parent Company	85	54	52
	460	326	301
Number of Directors	8	8	6

• Not included share based compensation detailed in Note 20.

Schedule of balances of key officers
1.	Balances of Key Officers of the Company

Other Payables
Key Officers of the Company

As of December 31, 2021	353

•	Represents the officer’s gross salary, bonuses and vacation provisions.

Schedule of compensation of officers of company
	Year ended December 31
	2021	2020	2019
Short-term employee benefits (*)	1,788	1,993	2,533
Share-based compensation	518	467	565

	2,306	2,460	3,098
Number of officers	5	5	7

(*) The amount for 2019 includes one-time payments for previous-CEO on the amount of $196.